INCOME TAXES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Percentage of minimum threshold of export sales	25.00%
Accumulated carryforward tax losses (including carryforward research and development expenses)	$ 111
U.S. - federal tax rate	21.00%	35.00%	35.00%
Israeli
Disclosure of geographical areas [line items]
Percentages of tax rates relevant to corporates	23.00%	24.00%	25.00%
NETHERLANDS
Disclosure of geographical areas [line items]
Percentages of tax rates relevant to corporates	20.00%	20.00%
Japan
Disclosure of geographical areas [line items]
Percentages of tax rates relevant to corporates	23.20%	23.40%	23.40%